Related Parties - Schedule of Current Balances in Settlement with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Prepayments and other current assets	$ 377,379	[1]	$ 482,107	[1]
Total assets	13,834,510		17,695,303		19,309,799
Advanced received and other payables	91,654		122,824
Related Metallurgical Plants [Member]
Related Party Transaction [Line Items]
Trade accounts receivable	14,528		65,474
Prepayments and other current assets	15,949		188,131
Total assets	30,477		253,605
Trade accounts payable	74,384		147,050
Advanced received and other payables	1,043		21,921
Long term payables	21
Loans received			19,653
Total liabilities	$ 75,448		$ 188,624

[1]	See Note 7